Fair value - Hierarchy 3 evolution, Convertible Loans Ditto & Fluidda (Details) - Convertible loans Ditto & Fluidda - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
fair value of financial assets
As at 1 January	€ 3,494	€ 3,560	€ 6,203
Addition	0	0	0
Remeasurement	0	(316)	0
Capitalized interest	250	250	0
Reimbursement Ditto convertible loan	0	0	(2,643)
As at 31 December	€ 3,744	€ 3,494	€ 3,560